Non-current assets held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 5,402	$ 4,081
Liabilities included in disposal groups classified as held for sale	1,378	$ 1,105
Lightsource bp [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,894
Liabilities included in disposal groups classified as held for sale	1,244
Offshore wind [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	2,546
Liabilities included in disposal groups classified as held for sale	9
Netherlands mobility & convenience [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	375
Liabilities included in disposal groups classified as held for sale	86
Eagle Ford [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	593
Liabilities included in disposal groups classified as held for sale	53
bp Wind Energy [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	569
Liabilities included in disposal groups classified as held for sale	$ 39